Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of associates [abstract]
Carrying amount of interests in associates	$ 1,586	$ 1,914
Company's share of loss in associates	(2)	(64)	$ (23)
Company's share of profit in joint venture	0	0	75
Company's share of other comprehensive income in associates	0	0	0
Company's share of other comprehensive income in joint venture	0	0	0
Company's share of total comprehensive income (loss)	$ (2)	$ (64)	$ 52